Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Aug. 28, 2013
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | Institutional
Risk/Return:
Trading Symbol	PGFIX
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | P
Risk/Return:
Trading Symbol	AOGPX
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | Administrative
Risk/Return:
Trading Symbol	PGFAX
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | D
Risk/Return:
Trading Symbol	PGRDX
A, B, C, R | AllianzGI Focused Growth Fund | A
Risk/Return:
Trading Symbol	PGWAX
A, B, C, R | AllianzGI Focused Growth Fund | B
Risk/Return:
Trading Symbol	PGFBX
A, B, C, R | AllianzGI Focused Growth Fund | C
Risk/Return:
Trading Symbol	PGWCX
A, B, C, R | AllianzGI Focused Growth Fund | R
Risk/Return:
Trading Symbol	PPGRX